Share-based compensation - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	4,665,081	6,690,427	12,429,245	16,004,890
Weighted average remaining contractual life (years)	1 year 10 months 24 days	2 years 7 months 6 days	2 years 9 months 18 days
25.01 to 45.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	0	0	752
Weighted average remaining contractual life (years)	0 years	0 years	1 month 6 days
45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	516,365	723,791	1,101,330
Weighted average remaining contractual life (years)	1 year 9 months 18 days	2 years 9 months 18 days	3 years 8 months 12 days
90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,422,094	1,997,219	3,362,206
Weighted average remaining contractual life (years)	1 year 9 months 18 days	2 years 9 months 18 days	3 years 3 months 18 days
135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,349,550	2,100,527	4,639,068
Weighted average remaining contractual life (years)	1 year 4 months 24 days	2 years 4 months 24 days	2 years 8 months 12 days
180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	1,018,644	1,856,703	3,325,889
Weighted average remaining contractual life (years)	2 years	2 years 6 months	2 years 1 month 6 days
498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	306,557	12,187	0
Weighted average remaining contractual life (years)	4 years 3 months 18 days	4 years 9 months 18 days	0 years
715.45 to 1084.00
Disclosure Of Share Based Payments [Line Items]
Number of options (in shares) | shares	51,871	0	0
Weighted average remaining contractual life (years)	4 years 3 months 18 days	0 years	0 years
Bottom of Range | 25.01 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 25.01
Bottom of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.01
Bottom of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.01
Bottom of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.01
Bottom of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.01
Bottom of Range | 498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	498.99
Bottom of Range | 715.45 to 1084.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	715.45
Top of Range | 25.01 to 45.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	45.00
Top of Range | 45.01 to 90.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	90.00
Top of Range | 90.01 to 135.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	135.00
Top of Range | 135.01 to 180.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	180.00
Top of Range | 180.01 to 498.98
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	498.98
Top of Range | 498.99 to 715.44
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	715.44
Top of Range | 715.45 to 1084.00
Disclosure Of Share Based Payments [Line Items]
Range of exercise prices (in dollars per share)	$ 1,084